Shareholder Report, Average Annual Return (Details)	12 Months Ended
Dec. 31, 2025
MRP SynthEquity ETF
Average Annual Return [Line Items]
Average Annual Return, Percent	22.81%
S&P 500 TR
Average Annual Return [Line Items]
Average Annual Return, Percent	23.18%